Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition [Line Items]
Total revenue	¥ 651,991,593	$ 93,615,081	¥ 545,593,497	¥ 290,332,933
Point in Time [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition [Line Items]
Total revenue	71,448,443	10,258,801	53,531,895	43,966,498
Over Time [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition [Line Items]
Total revenue	¥ 580,543,150	$ 83,356,280	¥ 492,061,602	¥ 246,366,435